Fair Value Quantitative and Qualitative Disclosures - Summary of Comparison Between the Fair Value and the Carrying Amount of Financial Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS
Cash and deposits in banks	$ 4,344,460,177	$ 3,539,501,670	$ 3,446,479,254
Repo transactions	181,151,259
Other financial assets	688,787,245	660,347,758
Loans and other financing	10,708,315,023	7,632,012,907
Other debt securities	4,297,661,559	3,534,932,430
Financial assets delivered as guarantee	347,199,993	323,811,812
Financial assets	20,567,575,256	15,690,606,577
Financial liabilities
Deposits	13,690,637,774	11,079,965,200
Repo transactions		24,937,296
Other financial liabilities	1,788,639,060	1,357,419,552
Financing received from the BCRA and other financial institutions	153,243,154	57,187,788
Issued corporate bonds	757,584,577	19,455,743
Subordinated corporate bonds	588,032,164	549,446,878
Financial liabilities	16,978,136,729	13,088,412,457
Level 1 [member]
FINANCIAL ASSETS
Cash and deposits in banks	4,344,460,177	3,539,501,670
Repo transactions	181,151,259
Other financial assets	688,787,245	660,347,758
Other debt securities	4,218,626,167	3,249,515,150
Financial assets delivered as guarantee	347,199,993	323,818,350
Financial assets	9,780,224,841	7,773,182,928
Financial liabilities
Deposits	6,561,498,210	7,291,577,683
Repo transactions		24,937,296
Other financial liabilities	1,735,213,064	1,326,792,133
Financing received from the BCRA and other financial institutions	71,807,227	54,688,227
Financial liabilities	8,368,518,501	8,697,995,339
Level 2 [member]
FINANCIAL ASSETS
Other debt securities	39,065,674	80,871,148
Financial assets	39,065,674	80,871,148
Financial liabilities
Other financial liabilities	56,254,687	36,567,117
Financing received from the BCRA and other financial institutions	81,435,927	2,499,561
Issued corporate bonds	773,651,325	19,455,743
Subordinated corporate bonds	576,795,368	529,385,478
Financial liabilities	1,488,137,307	587,907,899
Level 3 [member]
FINANCIAL ASSETS
Loans and other financing	10,123,455,967	7,146,014,899
Financial assets	10,123,455,967	7,146,014,899
Financial liabilities
Deposits	7,144,704,201	3,810,168,311
Financial liabilities	7,144,704,201	3,810,168,311
At fair value [member]
FINANCIAL ASSETS
Cash and deposits in banks	4,344,460,177	3,539,501,670
Repo transactions	181,151,259
Other financial assets	688,787,245	660,347,758
Loans and other financing	10,123,455,967	7,146,014,899
Other debt securities	4,257,691,841	3,330,386,298
Financial assets delivered as guarantee	347,199,993	323,818,350
Financial assets	19,942,746,482	15,000,068,975
Financial liabilities
Deposits	13,706,202,411	11,101,745,994
Repo transactions		24,937,296
Other financial liabilities	1,791,467,751	1,363,359,250
Financing received from the BCRA and other financial institutions	153,243,154	57,187,788
Issued corporate bonds	773,651,325	19,455,743
Subordinated corporate bonds	576,795,368	529,385,478
Financial liabilities	$ 17,001,360,009	$ 13,096,071,549